Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239
The Company, as a lessor, recorded $792 million, $775 million and $738 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2025, 2024 and 2023, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2025, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities were $1.5 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and
$1.5 billion of lease liabilities at December 31, 2024, respectively.
Total costs incurred by the Company, as a lessee, were $446 million, $529 million and $496 million for the years ended December 31, 2025, 2024 and 2023, respectively, and principally related to contractual lease payments on operating leases and included in net occupancy and equipment expense. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239
The Company, as a lessor, recorded $792 million, $775 million and $738 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2025, 2024 and 2023, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2025, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities were $1.5 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and
$1.5 billion of lease liabilities at December 31, 2024, respectively.
Total costs incurred by the Company, as a lessee, were $446 million, $529 million and $496 million for the years ended December 31, 2025, 2024 and 2023, respectively, and principally related to contractual lease payments on operating leases and included in net occupancy and equipment expense. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239
The Company, as a lessor, recorded $792 million, $775 million and $738 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2025, 2024 and 2023, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2025, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities were $1.5 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and
$1.5 billion of lease liabilities at December 31, 2024, respectively.
Total costs incurred by the Company, as a lessee, were $446 million, $529 million and $496 million for the years ended December 31, 2025, 2024 and 2023, respectively, and principally related to contractual lease payments on operating leases and included in net occupancy and equipment expense. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239
The Company, as a lessor, recorded $792 million, $775 million and $738 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2025, 2024 and 2023, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2025, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities were $1.5 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and
$1.5 billion of lease liabilities at December 31, 2024, respectively.
Total costs incurred by the Company, as a lessee, were $446 million, $529 million and $496 million for the years ended December 31, 2025, 2024 and 2023, respectively, and principally related to contractual lease payments on operating leases and included in net occupancy and equipment expense. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125

Leases

NOTE 6	Leases
The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases consist primarily of automobiles, while commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment.
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239
The Company, as a lessor, recorded $792 million, $775 million and $738 million of revenue on its Consolidated Statement of Income for the years ended December 31,
2025, 2024 and 2023, respectively, primarily consisting of interest income on sales-type and direct financing leases.
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding ROU asset. At December 31, 2025, the Company’s ROU assets included in premises and equipment and lease liabilities included in long-term debt and other liabilities were $1.5 billion and $1.5 billion, respectively, compared with $1.4 billion of ROU assets and
$1.5 billion of lease liabilities at December 31, 2024, respectively.
Total costs incurred by the Company, as a lessee, were $446 million, $529 million and $496 million for the years ended December 31, 2025, 2024 and 2023, respectively, and principally related to contractual lease payments on operating leases and included in net occupancy and equipment expense. The Company’s leases do not impose significant covenants or other restrictions on the Company.
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125